Summary of Significant Accounting Policies and Basis of Accounting (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2014
Deferred Rent and Lease Incentives
Amount of actual cash rent payments which exceeds the amount of rent recognized	$ 4,584	$ 119,580
Deferred rent and lease incentives	$ 90,782	$ 89,638	$ 81,299